UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Managing Director and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: August 31

Date of reporting period: August 31, 2015

Item 1. Shareholder Report.

The Shareholder Reports are incorporated herein by reference to the Form N-CSR for SSGA Funds (the “Registrant”) filed with the U.S. Securities Exchange Commission (the “SEC”) on November 9, 2015, Accession Number 0001193125-15-372128.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that a Registrant files with, or submits to, the SEC and in other public communications made by a Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and accountability for adherence to the Code. As of the end of the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM”). The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Registrant’s Code is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Mr. Richard D. Shirk. The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal year ended August 31, 2015, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements or services normally provided by E&Y in connection with the Registrant’s statutory and regulatory filings and engagements was $307,600. For the fiscal year ended August 31, 2014, the aggregate audit fees billed for professional services rendered by the Registrant’s previous principal accountant, for the audit of the Registrant’s annual financial statements or services normally provided in connection with the Registrant’s statutory and regulatory filings and engagements was $430,700.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2014 and August 31, 2015, there were no fees for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the fiscal year ended August 31, 2015 was $92,000. The aggregate tax fees billed for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the fiscal year ended August 31, 2014 was $77,640.

(d)	All Other Fees

For the fiscal year ended August 31, 2015, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to SSGA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that (i) relate directly to the operations and financial reporting of the Registrant and (ii) were pre-approved by the Registrant’s audit committee was approximately $7,638,332. For the fiscal year ended August 31, 2014, the aggregate fees for professional services rendered by the Registrant’s principal accountant for products and services provided to SSGA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that (i) relate directly to the operations and financial reporting of the Registrant and (ii) were pre-approved by the Registrant’s audit committee was approximately $4,701,109.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

1.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

2.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).”

(e)(2)	Percentages of Services

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows

Audit Fees	100%
Audit-Related Fees	100%
Tax Fees	100%
All Other Fees	100%

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal year ended August 31, 2015, the aggregate non-audit fees billed by E&Y for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant was approximately $22,779,805. For the fiscal year ended August 31, 2014, the aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant was approximately $4,800,849.

(h)	E&Y notified the Registrant’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Registrant’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees approved an Amended and Restated Nominating Committee Charter (the “Charter”) at their February 13, 2014 Board Meeting. The Charter contains new procedures related to how shareholders are to submit recommendations for Trustee candidates to the Trust. Those new procedures are as follows:

Procedures for Shareholders to Submit Nominee Candidates

(As of February 13, 2014)

A shareholder of the Trust, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	April 15, 2016

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	April 15, 2016